Intangible Assets - Summary of Reconciliation of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 11,975,024	$ 11,975,024
Goodwill, Ending Balance	11,975,024	11,975,024
Total, Beginning Balance	12,364,777	12,173,710
Total, Amortisation	(91,702)	(183,401)
Total, Write-Off	(99,365)
Total, Ending Balance	12,173,710	11,990,309
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	290,388	198,686
Intangible assets, Amortisation	(91,702)	(183,401)
Ending Balance	198,686	$ 15,285
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	99,365
Intangible assets, Write-Off	$ (99,365)